SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2019
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

24. SUBSEQUENT EVENTS

An outbreak of a new type of severe pneumonia caused by novel coronavirus (COVID-19) was found to be spreading from person to person and spread globally around the beginning of 2020. Chinese government has taken certain hygiene measures, which include restrictive measures that adversely affected and slowed down the economic development during the period. Due to the strict quarantine and avoid massing crowd policies, the Group has to reduce work in February and March in 2020 after the Chinese New Year holiday. The Group also suffered from shrinking market demand both from China and overseas markets as a result of the pandemic. Consequently, the COVID-19 outbreak will likely adversely affect the Group's business operations and its financial condition and operation results for the first quarter of 2020, including but not limited to material negative impact to the Group's total revenues and results of operations. However, given the uncertainty around the extent and timing of the potential future spread or mitigation of the COVID-19 and around the imposition or relaxation of protective measures, the Group cannot reasonably estimate the impact to its future results of operations, cash flows, or financial condition for the remainder of fiscal year 2020.